Expense Example {- Franklin Growth Allocation Fund} - Franklin Fund Allocator Series FAS-25 - Franklin Growth Allocation Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 641
3 years	833
5 years	1,042
10 years	1,642
Class C
Expense Example:
1 year	272
3 years	533
5 years	918
10 years	1,999
Class R
Expense Example:
1 year	121
3 years	378
5 years	654
10 years	1,444
Class R6
Expense Example:
1 year	57
3 years	192
5 years	340
10 years	769
Advisor Class
Expense Example:
1 year	70
3 years	221
5 years	384
10 years	$ 859